Notes and Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Notes and Accounts Receivable, Net

	December 31, 2019	December 31, 2020
	NT$	NT$
	(In Millions)	(In Millions)
At amortized cost
Notes and accounts receivable	$135,978.0	$142,771.6
Less: Loss allowance	(325.3)	(246.6)

	135,652.7	142,525.0
At FVTOCI	3,255.9	2,955.3

	$138,908.6	$145,480.3

Movements of Allowance for Doubtful Receivables
Movements of the loss allowance for accounts receivable

	Years Ended December 31
	2018	2019	2020
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Balance, beginning of year	$227.0	$7.3	$325.3
Provision (Reversal)	(219.7)	318.2	(78.5)
Effect of exchange rate changes	—	(0.2)	(0.2)

Balance, end of year	$7.3	$325.3	$246.6

Trade accounts and notes receivable [member]
Statement [LineItems]
Aging Analysis of Notes and Accounts Receivable, Net
Aging analysis of notes and accounts receivable

	December 31, 2019	December 31, 2020
	NT$	NT$
	(In Millions)	(In Millions)
Not past due	$126,134.8	$140,933.6
Past due
Past due within 30 days	13,082.1	4,784.4
Past due 31-60 days	12.8	8.7
Past due 61-120 days	1.0	0.1
Past due over 121 days	3.2	0.1
Less: Loss allowance	(325.3)	(246.6)

	$138,908.6	$145,480.3